Prepaid Expenses (Tables)	12 Months Ended
Dec. 31, 2019
Prepaid Expenses [Abstract]
Schedule Of Prepaid Expenses

	2019	2018
Prepaid services	$221	$252
Prepaid bonds for German statutory costs	188	199
Prepaid insurance	62	19
Prepaid licenses, software tools and support	17	51
Other prepaid expenses	17	17
	$505	$538